Financial instruments - additional disclosures (Details 5) - Recurring fair value measurement [member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 185	$ 163
Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	26	24
Marketable securities, time deposits and derivative financial instruments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		37
Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	26	61
Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	159	102
Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,604	2,189
Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	366	233
Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,613	1,557
Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	625	399
Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	211	186
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		37
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		37
Level 1 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		37
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,153	976
Level 1 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,153	976
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	185	126
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	26	24
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Total available-for-sale marketable securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	26	24
Level 2 of fair value hierarchy [member] | Marketable securities, time deposits and derivative financial instruments [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	159	102
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,451	1,213
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	366	233
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	460	581
Level 3 of fair value hierarchy [member] | Financial investments and long-term loans [member] | Contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	625	399
Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 211	$ 186